Leases (Details) - Schedule of Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Lease liabilities – current portion	$ 199,297	$ 207,128	$ 184,651
Lease liabilities – non-current portion	114,096	118,979	242,187
Total	$ 313,393	$ 326,107	$ 426,838